UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.3%
Alabama 1.3%
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	96,240	96,631
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Prerefunded 8/1/2012 @ 100, 5.0%, 2/1/2041, INS: FGIC	8,000,000	8,493,200

		8,589,831
Alaska 0.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	2,740,000	2,830,584
Arizona 2.2%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,050,320
Series D, 5.5%, 1/1/2019	5,000,000	5,297,200
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011, INS: NATL	75,000	75,360
Arizona, State Department of Administration, Certificates of Participation, Series A, 5.0%, 10/1/2012, INS: AGMC	1,000,000	1,052,450
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, Prerefunded, 5.375%, 10/1/2013	2,625,000	2,712,465
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028, INS: Fannie Mae, Freddie Mac & Ginnie Mae	30,000	30,118
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,701,435
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	260,000	269,799

		15,189,147
California 7.3%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.29% ***, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank	1,890,000	1,890,000
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,389,338
Series G-4, 5.0%, 5/1/2016	2,500,000	2,807,575
California, State General Obligation:
5.0%, 10/1/2017	5,435,000	5,860,452
5.25%, 4/1/2022	1,615,000	1,664,613
California, State Revenue Anticipation Notes, Series A-1, 3.0%, 5/25/2011	7,000,000	7,036,960
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,697,575
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012, INS: Fannie Mae, LIQ: Fannie Mae	350,000	361,455
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	252,880
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, LIQ: Fannie Mae	205,000	208,120
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: Fannie Mae, Ginnie Mae & NATL	10,000	10,095
Los Angeles County, CA, Tax & Revenue Anticipation Notes, 2.0%, 6/30/2011	7,000,000	7,045,920
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	50,000	49,923
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,437,057
Series C, 5.0%, 5/1/2020	2,000,000	2,090,240
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014, INS: NATL	2,475,000	2,491,508
Southern California, Metropolitan Water District, Waterworks Revenue, Series A-1, 0.3% ***, 7/1/2037, SPA: Bank of America NA	9,975,000	9,975,000

		50,268,711
Colorado 1.8%
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	366,011
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	10,000	10,010
Colorado, Single Family Housing Revenue, Housing & Finance Authority, Class III, Series B-4, AMT, 5.0%, 5/1/2032, INS: NATL	235,000	236,760
Denver, CO, City & County Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	4,820,000	5,236,882
Denver, CO, City & County Certificates of Participation, Wastewater/Rosyn Properties, Series B, 2.0%, 12/1/2011	700,000	708,414
Douglas County, CO, School District No. 1, Douglas & Elbert Counties, Prerefunded, 5.0%, 12/15/2012, INS: NATL	5,320,000	5,527,693
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012, INS: Ginnie Mae	160,000	164,499

		12,250,269
Connecticut 1.8%
Connecticut, State Economic Recovery, Series A, 5.0%, 1/1/2012	6,000,000	6,252,000
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 3.0%, 12/1/2011	6,000,000	6,130,680

		12,382,680
Delaware 0.1%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	955,000	1,019,969
District of Columbia 0.4%
District of Columbia, Bond Anticipation Notes, Pilot Arthur Revenue, 4.0%, 12/1/2012	2,895,000	3,007,065
Florida 8.1%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022, INS: Ginnie Mae	89,000	96,747
Broward County, FL, Airport Systems Revenue, Series E, AMT, 5.25%, 10/1/2012, INS: NATL	6,000,000	6,018,180
Florida, Citizens Property Insurance Corp., High Risk Senior Secured Notes, Series A2, 2.0%, 4/21/2011	3,705,000	3,717,264
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,335,000	1,415,541
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2011, INS: NATL	9,720,000	9,850,928
Florida, State Board of Public Education, Series C, 5.0%, 6/1/2015	2,675,000	2,834,350
Florida, State Board of Public Education, Capital Outlay:
Series 2008-C, 4.0%, 6/1/2012	3,985,000	4,159,782
Series B, 5.5%, 6/1/2013	3,000,000	3,078,270
Florida, State Department Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	4,490,000	4,691,062
Florida, State Department Environmental Protection Preservation Revenue, Florida Forever, Series A, 5.0%, 7/1/2011, INS: FGIC & NATL	1,250,000	1,273,687
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC & NATL	2,135,000	2,278,643
Lee County, FL, Airport Revenue, Series A, AMT, 5.0%, 10/1/2012, INS: AGMC	1,500,000	1,579,170
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series B, 2.0%, 7/1/2012, INS: AGC	1,000,000	1,010,020
Orange County, FL, Sales Tax Revenue, Series A, 5.125%, 1/1/2018, INS: FGIC & NATL	4,000,000	4,224,520
Orlando, FL, Utilities Commission Systems Revenue, Series C, 3.0%, 10/1/2011	880,000	894,766
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,557,300
Tampa, FL, Solid Waste Systems Revenue:
AMT, 3.0%, 10/1/2011	1,000,000	1,007,200
AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,072,750

		55,760,180
Georgia 3.0%
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032, INS: Fannie Mae, LIQ: Fannie Mae	2,605,000	2,688,829
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Healthcare, Series A, 5.0%, 2/15/2018	2,000,000	2,082,980
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 0.29% ***, 8/1/2040, SPA: Royal Bank of Canada	4,000,000	4,000,000
Georgia, Municipal Electric Authority Power Revenue, Series 2005-Y, 6.4%, 1/1/2013, INS: AMBAC	280,000	297,374
Georgia, State General Obligation, Series G, 4.0%, 11/1/2011	5,000,000	5,138,800
Gwinnett County, GA, Water & Sewer Authority Revenue, Series A, 3.0%, 8/1/2011	1,605,000	1,626,812
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co. Plant Scherer, First Series, 4.5%, Mandatory Put 4/1/2011 @ 100, 7/1/2025	2,640,000	2,655,893
Muscogee County, GA, School District, 3.0%, 12/1/2011	1,950,000	1,992,549

		20,483,237
Hawaii 1.0%
Hawaii, State Airports Systems Revenue, Series B, AMT, 5.0%, 7/1/2012	1,850,000	1,942,833
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2012	4,000,000	4,219,440
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012, INS: Fannie Mae	835,000	848,176

		7,010,449
Idaho 0.2%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	70,000	71,113
Class III, AMT, 5.1%, 7/1/2023	150,000	150,183
Class III, AMT, 5.15%, 7/1/2023	350,000	356,531
Class III, AMT, 5.4%, 7/1/2021	75,000	76,669
Series G-2, AMT, 5.75%, 1/1/2014	5,000	5,117
Series H-2, AMT, 5.85%, 1/1/2014	30,000	30,740
Class III, AMT, 5.95%, 7/1/2019	385,000	398,544
Series E, AMT, 5.95%, 7/1/2020	40,000	41,069

		1,129,966
Illinois 4.4%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,938,116
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,830,120
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,053,190
Chicago, IL, Public Building Commission Revenue, Chicago Transit Authority, ETM, 5.0%, 3/1/2012, INS: AMBAC	250,000	262,255
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,654,700
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013, INS: NATL	665,000	665,685
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 4.0%, 6/1/2013	2,250,000	2,307,937
Illinois, State Building, Series B, 5.0%, 6/15/2011	955,000	969,163
Illinois, State General Obligation, 5.0%, 1/1/2019	3,000,000	2,986,320
Lake County, IL, Forest Preserve District, Series A, 0.682% **, 12/15/2020	5,000,000	4,168,050
McLean & Woodford Counties, IL, Community Unit School District No. 5, Prerefunded, 6.375%, 12/1/2016, INS: AGMC	4,820,000	5,062,350

		29,897,886
Indiana 1.7%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,192,360
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,991,149
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0%, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,075,860
Indiana, Transportation Finance Authority, Highway Revenue, Series A, Prerefunded, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,513,500
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012, INS: AGMC	135,000	139,987

		11,912,856
Kansas 1.2%
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.25% ***, 9/1/2022, SPA: JP Morgan Chase Bank	5,000,000	5,000,000
Series C-3, 0.25% ***, 9/1/2023, SPA: JP Morgan Chase Bank	3,000,000	3,000,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III A, 3.0%, 11/15/2011	500,000	506,525

		8,506,525
Kentucky 0.5%
Kentucky, Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 2.5%, Mandatory Put 3/1/2011 @ 100, 4/1/2031	2,000,000	1,999,860
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	1,270,000	1,292,416

		3,292,276
Louisiana 0.6%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series A, 4.0%, 10/1/2012	1,500,000	1,564,380
Louisiana, Regional Transit Authority, Sales Tax Revenue, 3.0%, 12/1/2012, INS: AGMC	500,000	515,005
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,731,747

		3,811,132
Maine 0.2%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018, INS: AGMC	275,000	275,225
Maine, State Housing Authority Mortgage Purchase, Series D-2, AMT, 5.0%, 11/15/2027	1,020,000	1,051,253

		1,326,478
Maryland 2.4%
Maryland, State & Local Facilities Loan, Capital Improvement:
Series A, 5.0%, 3/1/2012	1,000,000	1,049,960
Series A, 5.5%, 8/1/2011	2,670,000	2,739,607
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	1,435,000	1,471,449
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,742,000
Maryland, University of Maryland, Systems Auxiliary Facility & Tuition Revenue, Series A, 5.0%, 4/1/2012	5,000,000	5,264,700
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012, INS: Ginnie Mae	105,000	106,465
Series A, AMT, 5.6%, 12/1/2034, INS: Fannie Mae, Freddie Mac & Ginnie Mae	50,000	50,101
Series A, AMT, 7.0%, 8/1/2033, INS: Fannie Mae, Freddie Mac & Ginnie Mae	50,000	51,790

		16,476,072
Massachusetts 2.2%
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.31% ***, 3/1/2030, SPA: Dexia Credit Local	8,000,000	8,000,000
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.0%, 7/1/2011, INS: NATL	1,000,000	1,015,470
Massachusetts, State General Obligation, Series A, 0.32% ***, 9/1/2016, SPA: JP Morgan Chase Bank	5,755,000	5,755,000

		14,770,470
Michigan 3.4%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Capital Appreciation, Zero Coupon, 7/1/2011	3,150,000	3,113,019
Detroit, MI, Sewer Disposal Revenue, Series D, 0.803% **, 7/1/2032, INS: AGMC	4,095,000	2,572,438
Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012, INS: FGIC	65,000	67,911
Michigan, Finance Authority, Trinity Health Corp., Series A, 3.0%, 12/1/2012	210,000	216,386

Michigan, Municipal Bond Authority Revenue, Clean Water Revolving, 4.0%, 10/1/2011	3,285,000	3,363,545
Michigan, Municipal Bond Authority Revenue, School Loan, Series A, 5.25%, 6/1/2011	4,175,000	4,236,164
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,140,970
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, LOC: Bank One NA	200,000	199,032
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT, 3.0%, 12/1/2012	6,190,000	6,272,141

		23,181,606
Minnesota 0.4%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	395,000	400,143
Minneapolis & St. Paul, MN, Metropolitan Airports Commission, Airport Revenue, Series B, AMT, 5.0%, 1/1/2012	1,500,000	1,554,945
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	955,000	991,920

		2,947,008
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	3,841,765
Mississippi, Development Bank Special Obligation, DeSoto County Highway, Series A, 3.0%, 1/1/2012	1,250,000	1,277,725

		5,119,490
Missouri 1.3%
Missouri, Housing Development Community, Single Family Mortgage:
Series C, 6.55%, 9/1/2028, INS: Fannie Mae & Ginnie Mae	35,000	35,654
AMT, 7.45%, 9/1/2031, INS: Fannie Mae & Ginnie Mae	80,000	82,598
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, Prerefunded, 5.0%, 2/1/2014	5,000,000	5,227,150
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040, INS: Fannie Mae & Ginnie Mae	1,415,000	1,495,033
Series C, AMT, 5.6%, 9/1/2035, INS: Fannie Mae & Ginnie Mae	1,410,000	1,493,091
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027, INS: Freddie Mac	645,000	688,164

		9,021,690
Nevada 1.9%
Clark County, NV, Airport Systems Revenue, Series E-2, 5.0%, 7/1/2012	1,930,000	2,018,047
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	5,078,256
Las Vegas Valley, NV, Water District Improvement, Series A, 5.25%, 6/1/2017, INS: FGIC & NATL	4,585,000	4,876,010
Nevada, Housing Division, Single Family Housing Revenue, Series B-1, 5.25%, 10/1/2017	220,000	221,742
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	30,000	30,340
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	135,000	137,360
Nevada, State Capital Cultural Improvement, Series B, 5.0%, 5/1/2011	1,000,000	1,011,590

		13,373,345
New Jersey 2.0%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	551,548	555,475
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series W, ETM, 5.0%, 3/1/2012	2,375,000	2,491,423
Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,469,100
New Jersey, State Transportation Trust Fund Authority, Series C, ETM, 5.0%, 6/15/2011	5,000,000	5,087,300

		13,603,298
New Mexico 0.6%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875%, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,481,100
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	69,600	70,090
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,145,000	1,232,787

		3,783,977
New York 2.9%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine:
Series A, 4.0%, 7/1/2011	500,000	505,855
Series A, 5.0%, 7/1/2012	1,000,000	1,049,020
New York, State Local Government Assistance Corp., Series 8V, 0.25% ***, 4/1/2019, SPA: JP Morgan Chase Bank	6,000,000	6,000,000
New York, State Tollway Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2012	1,000,000	1,050,520
New York, Tobacco Settlement Financing Corp.:
Series B, 5.0%, 6/1/2011	4,500,000	4,568,355
Series C-1, 5.25%, 6/1/2013	3,615,000	3,627,291
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, 5.0%, 8/1/2018	2,125,000	2,302,778
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	633,391

		19,737,210
North Carolina 2.4%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,634,050
North Carolina, East Carolina University Revenue:
Series A, 4.0%, 10/1/2011	1,120,000	1,146,779
Series A, 4.0%, 10/1/2012	610,000	641,464
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,623,435
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	1,745,000	1,838,689
North Carolina, Municipal Power Agency, Number 1 Catawba Electric Revenue, Series A, 5.25%, 1/1/2013	2,500,000	2,688,775
North Carolina, State Grant Anticipation Revenue, Department of State Treasurer, 5.0%, 3/1/2012	1,545,000	1,620,983
North Carolina, State Public Improvement, Series A, 5.5%, 3/1/2011	1,000,000	1,004,360

		16,198,535
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 4.0%, 11/1/2011(a)	1,000,000	1,018,940
Ohio 7.1%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.3% ***, 6/1/2034, LOC: JPMorgan Chase Bank	10,000,000	10,000,000
Bowling Green, OH, Multi-Family Revenue, Village Apartments, Series A, 4.75%, 9/20/2011, INS: Ginnie Mae	40,000	40,675
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-1, 5.0%, 6/1/2015	4,500,000	4,543,290
Columbus, OH, General Obligation, Series A, 5.0%, 6/15/2011	1,710,000	1,740,045
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020, INS: Ginnie Mae	40,000	40,237
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, Mandatory Put 11/10/2011 @ 100, 10/1/2041	1,135,000	1,167,121
Ohio, American Municipal Power, Inc., Electricity Purchase Revenue, Series A, 5.0%, 2/1/2011, GTY: The Goldman Sachs & Co.	5,000,000	5,000,000
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,343,551
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,159,824
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,555,800
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,691,800
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,266,430
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039, INS: Fannie Mae, Freddie Mac & Ginnie Mae	1,045,000	1,111,190
Ohio, State Water Development Authority Revenue, Fresh Water Development:
5.375%, 12/1/2016	125,000	131,441
Prerefunded, 5.375%, 12/1/2016	1,925,000	2,048,951
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 2.3%, Mandatory Put 6/1/2011 @ 100, 6/1/2013	2,000,000	1,997,420

		48,837,775
Oklahoma 0.0%
Bryan County, OK, Economic Development Authority Revenue, Single Family Mortgage, Series A, 8.6%, 7/1/2010*	18,883	255
Oregon 1.9%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management, Inc. Project, 1.7%, Mandatory Put 9/1/2011 @ 100, 10/1/2018	1,000,000	1,000,210
Oregon, State Department of Administrative Services, Certificates of Participation, Series A, 5.0%, 5/1/2012	625,000	658,263
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	4,480,000	4,649,030
Oregon, State Veterans Welfare, Series B, 0.3% ***, 12/1/2045, SPA: Dexia Credit Local	7,000,000	7,000,000

		13,307,503
Pennsylvania 3.8%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011	1,115,000	1,122,983
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015, INS: NATL	1,530,000	1,534,177
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	1,000,000	1,002,890
Pennsylvania, State General Obligation:
Series A, 5.0%, 2/15/2012	5,000,000	5,238,000
5.0%, 7/1/2013	7,500,000	8,226,750
Pennsylvania, State Industrial Development Authority Revenue, Economic Development, 5.5%, 7/1/2018, INS: AMBAC	4,650,000	4,832,140
Philadelphia, PA, Airport Revenue, Series C, AMT, 4.0%, 6/15/2012	2,780,000	2,862,483
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	120,000	120,895
Series C, 4.7%, 7/1/2013	110,000	110,821
Series E, 4.7%, 7/1/2013	135,000	136,007
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	530,000	536,482
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, LOC: PNC Bank NA	175,000	175,506

		25,899,134
Puerto Rico 3.0%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018, INS: AMBAC	5,000,000	5,118,750
Commonwealth of Puerto Rico, Public Improvement:
Series A, 5.0%, 7/1/2011	930,000	944,973
Series A, 5.25%, 7/1/2012, INS: FGIC	3,790,000	3,959,830
Series A, 5.5%, 7/1/2012, INS: FGIC	2,000,000	2,096,560
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.5%, 7/1/2021	1,495,000	1,541,719
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 5.0%, Mandatory Put 8/1/2011 @ 100, 8/1/2039	7,000,000	7,163,240

		20,825,072
South Carolina 0.7%
Beaufort-Jasper, SC, Water & Sewer Authority, Waterworks & Sewer Systems Revenue, Series B, 4.0%, 3/1/2012	745,000	773,064
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	529,160
South Carolina, State Public Service Authority Revenue, Series D, 5.25%, 1/1/2014, INS: AGMC	3,500,000	3,774,015

		5,076,239
South Dakota 0.1%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	470,000	477,896
Tennessee 0.9%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,384,480
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,122,680
Rutherford County, TN, Capital Outlay Notes, 4.0%, 4/1/2012	1,000,000	1,038,810
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	1,765,000	1,851,520

		6,397,490
Texas 10.9%
Dallas, TX, General Obligation, Series A, 5.0%, 2/15/2012	1,700,000	1,780,189
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,381,960
5.0%, 10/1/2021	2,000,000	2,215,580
Fort Worth, TX, General Obligation, 5.0%, 3/1/2016	4,260,000	4,846,432
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series A, 0.34% ***, 6/1/2027, INS: AGMC, SPA: Dexia Credit Local	5,000,000	5,000,000
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	696,306
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, Mandatory Put 5/15/2011 @ 100, 5/15/2034, INS: AMBAC	1,630,000	1,650,261
Lubbock, TX, Electric Light & Power Systems Revenue, 4.0%, 4/15/2012	1,000,000	1,036,790
North Texas, Tollway Authority Revenue:
Series E-2, 5.25%, Mandatory Put 1/1/2012 @ 100, 1/1/2038	5,000,000	5,184,700
Series L-2, 6.0%, Mandatory Put 1/1/2013 @ 100, 1/1/2038	2,000,000	2,156,540
San Antonio, TX, Electric & Gas Revenue, Series A, 5.5%, 2/1/2013	4,000,000	4,366,920
Spring Branch, TX, Independent School District, 5.0%, 2/1/2012	5,440,000	5,692,906
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,482,531
Texas, Dallas-Fort Worth International Airport Revenue, Series A, 5.0%, 11/1/2016	4,000,000	4,435,040
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,920,350
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012, INS: Ginnie Mae	50,000	51,861
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.902% **, 9/15/2017	6,075,000	5,718,640
Texas, State Public Finance Authority Revenue, Unemployment Compensation:
Series A, 5.0%, 7/1/2012	5,000,000	5,304,350
Series A, 5.0%, 1/1/2013	825,000	888,880
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2011	2,000,000	2,015,700
Texas, State Water Financial Assistance, Series E, 4.0%, 8/1/2011	500,000	509,230
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	5,355,989
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,778,452
5.0%, 12/15/2017	1,270,000	1,401,166
Wichita Falls, TX, Water & Sewer Revenue, Prerefunded, 5.375%, 8/1/2024, INS: AMBAC	3,000,000	3,075,900

		74,946,673
Utah 1.3%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	230,000	238,069
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,395,900
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.2%, 7/1/2011	5,000	5,027
Series A-2, Class II, AMT, 5.4%, 7/1/2016	40,000	40,041
Series C, Class III, AMT, 6.25%, 7/1/2014	20,000	20,405
Utah, Jordan School District, School Bond Guaranty Program, 4.0%, 6/15/2011	1,155,000	1,170,997
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	500,000	503,375
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	965,000	976,271
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	385,000	384,488

		8,734,573
Vermont 0.1%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	555,000	559,201
Virgin Islands 0.4%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2011	1,645,000	1,673,820
Virgin Islands, Water & Power Authority, Electric Systems Revenue, Series A, 4.0%, 7/1/2011	1,000,000	1,007,470

		2,681,290
Virginia 3.9%
Hampton, VA, Public Improvement, Series A, 4.0%, 1/15/2012	500,000	517,550
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023, GTY: Waste Management, Inc.	2,500,000	2,489,725
Norfolk, VA, Capital Improvement, Series A, 5.0%, 3/1/2012	7,000,000	7,348,390
Virginia, College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program:
Series B, 3.0%, 9/1/2011	6,885,000	6,992,957
Series A, 5.0%, 9/1/2011	2,555,000	2,624,803
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program, Series B, 5.0%, 11/1/2016	1,300,000	1,499,199
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,690,483
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,485

		26,439,592
Washington 6.1%
King County, WA, Limited Tax, Series D, 4.0%, 12/1/2011	1,535,000	1,581,771
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, Prerefunded, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,862,577
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,992,773
Pierce County, WA, Peninsula School District No. 401, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,395,400
Port Seattle, WA, Passenger Facility Charge Revenue, Series B, AMT, 5.0%, 12/1/2012	1,000,000	1,059,480
Seattle, WA, Port Revenue, Series B, AMT, 5.625%, 4/1/2016, INS: NATL	1,805,000	1,851,497
Washington, Energy Northwest Electric Revenue, Columbia Generating Station:
Series A, 5.0%, 7/1/2013, INS: AGMC	1,000,000	1,027,500
Series A, 5.5%, 7/1/2017, INS: AGMC	10,000,000	10,291,400
Series A, 5.75%, 7/1/2018, INS: NATL	3,500,000	3,705,135
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,856,965
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, 1.75%, Mandatory Put 9/1/2011 @ 100, 6/1/2020	6,500,000	6,498,245

		42,122,743
Wisconsin 1.6%
Milwaukee County, WI, Airport Revenue, Series B, AMT, 5.0%, 12/1/2012	485,000	511,942
Sun Prairie, WI, School District, 3.0%, 3/1/2011	500,000	501,115
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.25% ***, 4/1/2032, LOC: US Bank NA	4,870,000	4,870,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	1,590,000	1,642,486
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,141,230
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,104,280

		10,771,053

Total Municipal Bonds and Notes (Cost $670,505,598)		674,977,371

	Shares	Value ($)
Open-End Investment Companies 1.0%
BlackRock MuniFund, 0.20% **** (Cost $6,835,821)	6,835,821	6,835,821

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $677,341,419) †	99.3	681,813,192
Other Assets and Liabilities, Net	0.7	5,117,398
Net Assets	100.0	686,930,590

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Bryan County, OK, Economic Development Authority Revenue, Single Family Mortgage, Series A	8.6%	7/1/2010	18,883	18,883	255

**
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2011.

****	Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $677,341,419.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $4,471,773.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,931,168 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,459,395.

(a)	When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Fannie Mae: Federal Home Loan Mortgage Corp.
FGIC: Financial Guaranty Insurance Co.
Freddie Mac: Federal National Mortgage Association
Ginnie Mae: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(b)	$—	$674,977,371	$—	$674,977,371
Open-End Investment Companies	6,835,821	—	—	6,835,821
Total	$6,835,821	$674,977,371	$—	$681,813,192

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011